Income Tax Expenses - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 578,992	¥ 470,227
Inventory valuation allowance	26,187	27,048
Accrued expenses and others	29,150	19,225
Total deferred tax assets	634,329	516,500
Less: valuation allowance	(632,378)	(514,500)
Deferred tax assets, net	¥ 1,951	¥ 2,000